Annual Total Returns - Emerging Markets 2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Emerging Markets 2x Strategy Fund - Class C	Aug. 01, 2021
Bar Chart Table:
2011	(41.56%)
2012	9.55%
2013	(14.94%)
2014	(8.36%)
2015	(35.78%)
2016	16.47%
2017	73.38%
2018	(33.33%)
2019	47.25%
2020	44.09%